Note 17 - Reportable Business Segments	9 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
17.	REPORTABLE BUSINESS SEGMENTS

Just Energy’s reportable segments are the Consumer segment and the Commercial segment. Just Energy has aggregated the operating segments into these reportable segments on the basis that the operating segments share economic characteristics. These characteristics include the nature of the product and services sold, the distribution methods, and the type of customer class and regulatory environment.

Transactions between segments are in the normal course of operations and are recorded at the exchange amount. Allocations made between segments for shared assets or allocated expenses are based on the number of residential customer equivalents in the respective segments.

Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss and is measured consistently with operating profit or loss in the Interim Financial Statements.

Corporate and shared services report the costs related to management oversight of the business units, public reporting and filings, corporate governance and other shared services functions.

For the
three
months ended
December 31, 2019:

	Consumer	Commercial	Corporate and shared services
	segment	segment	segment	Consolidated

Sales	$390,757	$267,764	$-	$658,521
Gross margin	108,970	33,514	-	142,484
Amortization of property, and equipment	2,220	26	-	2,246
Amortization of intangible assets	4,221	732	-	4,953
Administrative expenses	8,241	5,061	26,314	39,616
Selling and marketing expenses	32,377	18,893	-	51,270
Other operating expenses	19,717	1,962	-	21,679
Operating profit (loss) for the period	$42,194	$6,840	$(26,314)	$22,720
Finance costs				(28,178)
Change in fair value of derivative instruments and other				36,990
Other income, net				1,649
Provision for income taxes				3,845
Profit for the period from continuing operations				$29,336
Profit from discontinued operations				6,293
Profit for the year				35,629
Capital expenditures	$2,290	$626	$-	$2,916

For the
three
months ended
December 31, 2018:

	Consumer	Commercial	Corporate and shared services
	segment	segment	segment	Consolidated

Sales	$461,161	$273,044	$-	$734,205
Gross margin	126,371	38,090	-	164,461
Amortization of property, and equipment	1,120	51	-	1,171
Amortization of intangible assets	6,441	866	-	7,307
Administrative expenses	9,541	8,731	23,649	41,921
Selling and marketing expenses	34,425	17,281	-	51,706
Restructuring costs	2,746	-	-	2,746
Other operating expenses	50,581	1,934	-	52,515
Operating profit (loss) for the period	$21,517	$9,227	$(23,649)	$7,095
Finance costs				(22,762)
Change in fair value of derivative instruments and other				62,890
Change in fair value of Filter Group contingent consideration				(5,462)
Other income				2,499
Provision for income taxes				1,689
Profit for the period from continuing operations				$42,571
Loss from discontinued operations				(90,156)
Loss for the period				(47,585)
Capital expenditures	$13,894	$1,370	$-	$15,264

For the
nine
months ended
December 31, 2019:

	Consumer	Commercial	Corporate and shared services
	segment	segment	segment	Consolidated

Sales	$1,274,964	$822,162	$-	$2,097,126
Gross margin	330,941	99,219	-	430,160
Amortization of property, and equipment	7,652	97	-	7,749
Amortization of intangible assets	17,304	2,111	-	19,415
Administrative expenses	28,765	17,740	75,380	121,885
Selling and marketing expenses	108,755	58,498	-	167,253
Other operating expenses	72,069	5,252	-	77,321
Operating profit (loss) for the period	$96,396	$15,521	$(75,380)	$36,537
Finance costs				(80,175)
Change in fair value of derivative instruments and other				(139,547)
Other income				29,735
Provision for income taxes				3,604
Loss for the period from continuing operations				(157,054)
Loss from discontinued operations				(8,705)
Loss for the period				$(165,759)
Capital expenditures	$11,547	$1,177	$-	$12,724

As at December 31, 2019
Total goodwill	$164,799	$158,336	$-	$323,135
Total assets	$886,490	$410,684	$-	$1,297,174
Total liabilities	$1,349,179	$210,776	$-	$1,559,955

For the
nine
months ended
December 31, 2018:

	Consumer	Commercial	Corporate and shared services
	segment	segment	segment	Consolidated

Sales	$1,400,436	$840,593	$-	$2,241,029
Gross margin	330,831	115,246	-	446,077
Amortization of property, and equipment	2,876	153	-	3,029
Amortization of intangible assets	15,068	1,579	-	16,647
Administrative expenses	30,750	22,314	73,266	126,330
Selling and marketing expenses	92,886	51,212	-	144,098
Other operating expenses	85,014	7,021	-	92,035
Restructuring costs	5,982	-	-	5,982
Operating profit (loss) for the period	$98,255	$32,967	$(73,266)	$57,956
Finance costs				(59,198)
Change in fair value of derivative instruments and other				(67,979)
Change in fair value of Filter Group contingent consideration				(5,462)
Other expenses, net				5,171
Provision for income taxes				6,280
Loss for the period from continuing operations				$(75,792)
Loss from discontinued operations				(34,666)
Loss for the period				(110,458)
Capital expenditures	$33,457	$3,229	$-	$36,686

As at December 31, 2018
Total goodwill	$188,714	$156,164	$-	$344,878
Total assets	$1,055,573	$390,509	$-	$1,446,082
Total liabilities	$1,304,847	$185,659	$-	$1,490,506

Sales from external customers

The revenue is based on the location of the customer.

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Canada	$77,691	$110,854	$219,843	$283,521
United States	580,830	623,351	1,877,283	1,957,508
Total	$658,521	$734,205	$2,097,126	$2,241,029

Non-current assets

Non-current assets by geographic segment consist of property and equipment and intangible assets and are summarized as follows:

	As at Dec. 31, 2019	As at March 31, 2019
Canada	$153,425	$266,775
United States	322,216	223,802
International	-	7,941
Total	$475,641	$498,518